TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry forward	$ 79,860	$ 64,476
Research and Development	3,843	5,147
Other temporary differences mainly relating to reserve and allowances	28,012	30,283
Deferred tax asset before valuation allowance	111,715	99,906
Valuation allowance	(110,143)	(97,899)
Deferred tax asset	1,572	2,007
Deferred tax liabilities:
Acquired intangibles	(228)	(185)
Deferred tax asset, net	$ 1,344	$ 1,822